LOANs RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
LOAN RECEIVABLES, NET
LOAN RECEIVABLES, NET

4. LOAN RECEIVABLES, NET

	December 31,	December 31,
	2019	2020
Loan receivables	1,394,072	596,747
Less: Allowance for doubtful accounts	(615,592)	(320,364)
Less: Adoption of new accounting standard	—	(8,420)
Total	778,480	267,383

In April 2018, the Group entered into several loan agreements with Zhongguo Factoring (Shenzhen) Co., Ltd. (“Zhongguo Factoring”), a third-party borrower, with total loans amounting to RMB1,431.8 million. The balance of the loans to Zhongguo Factoring amounted to RMB541.8 million and nil as of December 31, 2019 and 2020, respectively. The loans bear interest rates ranging from 4.35% to 9% per annum. The terms ranged from 1 year to 2.5 years. On November 6, 2019, upon maturity of a loan of RMB427.5 million, the Group negotiated with Zhongguo Factoring and extended the maturity date of this loan to November 5, 2020. The Group determined that Zhongguo Factoring had encountered going concern issues due to their working capital deficiencies and poor operating results. As a result, the Group fully impaired the loan receivable due from Zhongguo Factoring during the year ended December 31, 2019. Allowance for loan losses recorded for these loan receivables is RMB541.8 million as of December 31, 2019. RMB7.4 million was repaid to the Group during the year ended December 31,2020, The Group reversed the allowance accordingly.The Group write off the left allowance during the year ended December 31,2020. Allowance for loan losses recorded for these loan receivables is nil as of December 31, 2020.

The Group entered into several loan agreements with certain third-party post loan service companies. As of December 31, 2020, the Group had RMB596.7 million loan receivable outstanding, of which, RMB170 million of loans were guaranteed by Zhongji Wealth Guarantee Co., Ltd., a third-party guarantor, with terms ranged from 11 months to 12 months and an interest rate of 6% per annum, RMB66.2 million of loans are unsecured and interest rate of 4% or 10%,with terms of 12 months. The remaining RMB360.54 million of loans are unsecured and interest free with a term of 21 months. As of May 13, 2021, RMB10.8 million was repaid to the Group.

As of December 31, 2019 and 2020, the Group recorded RMB73.8 million and RMB320.9 allowance for uncollectable for other loan receivables, respectively.

Interest-earning loan receivables are on non-accrual status if loans are past due for more than 90 days. As of December 31, 2019 and 2020, RMB21,338 and RMB29,500 loan receivables were on non-accrual status.

The following table sets forth the aging of loans as of December 31, 2019 and 2020, respectively:

	1 - 89 days	90 days or	Total past
	past due	more past due	due	Current	Total loans
December 31, 2019	52,339	21,338	73,677	1,320,395	1,394,072
December 31, 2020	—	29,500	29,500	596,747	596,747